FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Government Money Market V.I. Class I Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)
TA Aegon Sustainable Equity Income Service Class (1)	TA Morgan Stanley Capital Growth Service Class (2)
TA Aegon U.S. Government Securities Service Class (1)	TA PIMCO Total Return Service Class (1)
TA BlackRock iShares Edge 40 Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA BlackRock Tactical Allocation Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA International Growth Service Class (1)	TA TS&W International Equity Service Class (1)
TA Janus Mid-Cap Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA JPMorgan Enhanced Index Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Government Money Market V.I. Class I Shares	357,231.140	$357,231	$357,231	$(17)	$357,214	40,568	$8.805401	$8.805401
TA Aegon Sustainable Equity Income Service Class	113,060.279	2,321,601	1,993,253	(1)	1,993,252	95,906	20.783421	20.783421
TA Aegon U.S. Government Securities Service Class	57,059.296	627,238	688,706	1	688,707	58,940	11.684818	11.684818
TA BlackRock iShares Edge 40 Service Class	26,686.925	256,404	264,467	-	264,467	16,430	16.096645	16.096645
TA BlackRock Tactical Allocation Service Class	92,902.548	1,421,757	1,553,331	(1)	1,553,330	80,665	19.256533	19.256533
TA International Growth Service Class	136,103.356	1,050,386	1,309,314	-	1,309,314	67,602	19.367994	19.367994
TA Janus Mid-Cap Growth Service Class	7,456.899	224,603	306,031	19	306,050	9,489	32.252164	32.252164
TA JPMorgan Enhanced Index Service Class	78,313.694	1,753,793	1,876,396	(1)	1,876,395	53,545	35.043527	35.043527
TA JPMorgan Mid Cap Value Service Class	21,683.778	327,178	332,195	1	332,196	11,694	28.407083	28.407083
TA Morgan Stanley Capital Growth Service Class	76,894.205	1,335,901	2,869,692	2	2,869,694	127,825	22.450180	22.450180
TA PIMCO Total Return Service Class	224,415.075	2,558,327	2,684,004	1	2,684,005	209,027	12.840481	12.840481
TA Small/Mid Cap Value Service Class	23,019.534	421,286	427,473	1	427,474	15,114	28.282974	28.282974
TA T. Rowe Price Small Cap Service Class	18,214.753	248,357	318,940	34	318,974	6,961	45.822282	45.822282
TA TS&W International Equity Service Class	22,187.530	285,025	316,394	2	316,396	21,318	14.841450	14.841450
TA WMC US Growth Service Class	16,475.324	523,209	697,730	-	697,730	15,511	44.982516	44.982516

See accompanying notes.

2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Government Money Market V.I. Class I Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2018:	$425,792	$1,974,722	$566,951	$216,967	$1,296,852

Investment Income:
Reinvested Dividends	7,620	46,486	10,291	4,592	28,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,170	39,181	10,828	4,258	24,514

Net Investment Income (Loss)	450	7,305	(537)	334	4,096

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	321,141	-	30,802	60,394
Realized Gain (Loss) on Investments	-	420,755	545	79	6,539

Net Realized Capital Gains (Losses) on Investments	-	741,896	545	30,881	66,933
Net Change in Unrealized Appreciation (Depreciation)	-	(339,100)	24,776	(3,426)	113,172

Net Gain (Loss) on Investment	-	402,796	25,321	27,455	180,105

Net Increase (Decrease) in Net Assets Resulting from Operations	450	410,101	24,784	27,789	184,201

Increase (Decrease) in Net Assets from Contract Transactions	(58,298)	(166,463)	18,305	(2,967)	(112,299)

Total Increase (Decrease) in Net Assets	(57,848)	243,638	43,089	24,822	71,902

Net Assets as of December 31, 2019:	$367,944	$2,218,360	$610,040	$241,789	$1,368,754

Investment Income:
Reinvested Dividends	1,232	53,999	9,232	5,351	24,369
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,348	34,492	11,914	4,476	25,612

Net Investment Income (Loss)	(7,116)	19,507	(2,682)	875	(1,243)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14	240,884	764	1,693	77,514
Realized Gain (Loss) on Investments	-	(92,520)	1,290	(321)	2,176

Net Realized Capital Gains (Losses) on Investments	14	148,364	2,054	1,372	79,690
Net Change in Unrealized Appreciation (Depreciation)	-	(371,694)	41,266	15,591	74,138

Net Gain (Loss) on Investment	14	(223,330)	43,320	16,963	153,828

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,102)	(203,823)	40,638	17,838	152,585

Increase (Decrease) in Net Assets from Contract Transactions	(3,628)	(21,285)	38,029	4,840	31,991

Total Increase (Decrease) in Net Assets	(10,730)	(225,108)	78,667	22,678	184,576

Net Assets as of December 31, 2020:	$357,214	$1,993,252	$688,707	$264,467	$1,553,330

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount(1)

Net Assets as of December 31, 2018:	$972,271	$294,820	$1,403,678	$368,422	$-

Investment Income:
Reinvested Dividends	14,937	-	13,907	4,844	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,009	4,883	27,426	7,689	6,420

Net Investment Income (Loss)	(5,072)	(4,883)	(13,519)	(2,845)	(6,420)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	183,004	13,566	171,656	38,256	-
Realized Gain (Loss) on Investments	6,340	13,655	(15,122)	(56,498)	1,254

Net Realized Capital Gains (Losses) on Investments	189,344	27,221	156,534	(18,242)	1,254
Net Change in Unrealized Appreciation (Depreciation)	53,429	61,133	228,744	107,564	129,699

Net Gain (Loss) on Investment	242,773	88,354	385,278	89,322	130,953

Net Increase (Decrease) in Net Assets Resulting from Operations	237,701	83,471	371,759	86,477	124,533

Increase (Decrease) in Net Assets from Contract Transactions	(50,588)	(120,058)	(171,622)	(16,514)	1,992,237

Total Increase (Decrease) in Net Assets	187,113	(36,587)	200,137	69,963	2,116,770

Net Assets as of December 31, 2019:	$1,159,384	$258,233	$1,603,815	$438,385	$2,116,770

Investment Income:
Reinvested Dividends	22,704	101	20,394	2,887	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,038	4,594	29,831	5,512	49,973

Net Investment Income (Loss)	2,666	(4,493)	(9,437)	(2,625)	(49,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,772	130,896	10,914	110,057
Realized Gain (Loss) on Investments	7,256	2,563	(2,083)	(19,183)	558,686

Net Realized Capital Gains (Losses) on Investments	7,256	24,335	128,813	(8,269)	668,743
Net Change in Unrealized Appreciation (Depreciation)	192,272	23,771	165,312	(11,684)	1,404,091

Net Gain (Loss) on Investment	199,528	48,106	294,125	(19,953)	2,072,834

Net Increase (Decrease) in Net Assets Resulting from Operations	202,194	43,613	284,688	(22,578)	2,022,861

Increase (Decrease) in Net Assets from Contract Transactions	(52,264)	4,204	(12,108)	(83,611)	(1,269,937)

Total Increase (Decrease) in Net Assets	149,930	47,817	272,580	(106,189)	752,924

Net Assets as of December 31, 2020:	$1,309,314	$306,050	$1,876,395	$332,196	$2,869,694

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA PIMCO Total Return Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$2,641,080	$346,488	$281,499	$266,492	$404,780

Investment Income:
Reinvested Dividends	60,909	2,893	-	3,111	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,700	7,165	5,033	4,948	9,518

Net Investment Income (Loss)	11,209	(4,272)	(5,033)	(1,837)	(9,518)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	30,771	28,114	4,201	38,984
Realized Gain (Loss) on Investments	(8,279)	(4,051)	14,830	(1,765)	27,997

Net Realized Capital Gains (Losses) on Investments	(8,279)	26,720	42,944	2,436	66,981
Net Change in Unrealized Appreciation (Depreciation)	157,768	54,818	37,537	45,588	109,592

Net Gain (Loss) on Investment	149,489	81,538	80,481	48,024	176,573

Net Increase (Decrease) in Net Assets Resulting from Operations	160,698	77,266	75,448	46,187	167,055

Increase (Decrease) in Net Assets from Contract Transactions	(32,859)	(13,704)	(90,100)	(27,844)	283,988

Total Increase (Decrease) in Net Assets	127,839	63,562	(14,652)	18,343	451,043

Net Assets as of December 31, 2019:	$2,768,919	$410,050	$266,847	$284,835	$855,823

Investment Income:
Reinvested Dividends	115,290	3,648	-	7,825	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,057	6,591	4,834	4,780	14,997

Net Investment Income (Loss)	63,233	(2,943)	(4,834)	3,045	(14,997)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,639	15,882	19,778	-	69,480
Realized Gain (Loss) on Investments	1,473	(10,631)	2,026	(289)	161,844

Net Realized Capital Gains (Losses) on Investments	14,112	5,251	21,804	(289)	231,324
Net Change in Unrealized Appreciation (Depreciation)	70,002	9,991	40,147	11,352	37,024

Net Gain (Loss) on Investment	84,114	15,242	61,951	11,063	268,348

Net Increase (Decrease) in Net Assets Resulting from Operations	147,347	12,299	57,117	14,108	253,351

Increase (Decrease) in Net Assets from Contract Transactions	(232,261)	5,125	(4,990)	17,453	(411,444)

Total Increase (Decrease) in Net Assets	(84,914)	17,424	52,127	31,561	(158,093)

Net Assets as of December 31, 2020:	$2,684,005	$427,474	$318,974	$316,396	$697,730

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

1. Organization

Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults AnnuitySM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA Morgan Stanley Capital Growth Service Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly

TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class

TA International Growth Service Class	TA Greystone International Growth Service Class

6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BlackRock Government Money Market V.I. Class I Shares	$1,009,837	$1,020,564
TA Aegon Sustainable Equity Income Service Class	572,922	333,816
TA Aegon U.S. Government Securities Service Class	50,628	14,517
TA BlackRock iShares Edge 40 Service Class	18,576	11,168
TA BlackRock Tactical Allocation Service Class	149,427	41,163
TA International Growth Service Class	37,384	86,981
TA Janus Mid-Cap Growth Service Class	32,243	10,762
TA JPMorgan Enhanced Index Service Class	156,397	47,044
TA JPMorgan Mid Cap Value Service Class	35,331	110,654
TA Morgan Stanley Capital Growth Service Class	110,143	1,319,998
TA PIMCO Total Return Service Class	580,615	737,003
TA Small/Mid Cap Value Service Class	55,641	37,577
TA T. Rowe Price Small Cap Service Class	24,879	14,931
TA TS&W International Equity Service Class	28,744	8,246
TA WMC US Growth Service Class	136,504	493,465

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	114,272	(114,864)	(592)	451	(6,972)	(6,521)
TA Aegon Sustainable Equity Income Service Class	14,578	(15,501)	(923)	40,775	(48,507)	(7,732)
TA Aegon U.S. Government Securities Service Class	3,488	(239)	3,249	2,825	(1,169)	1,656
TA BlackRock iShares Edge 40 Service Class	725	(435)	290	342	(566)	(224)
TA BlackRock Tactical Allocation Service Class	2,592	(906)	1,686	2,081	(9,086)	(7,005)
TA International Growth Service Class	1,020	(4,278)	(3,258)	58,767	(62,227)	(3,460)
TA Janus Mid-Cap Growth Service Class	368	(227)	141	2,594	(7,529)	(4,935)
TA JPMorgan Enhanced Index Service Class	217	(522)	(305)	33	(6,648)	(6,615)
TA JPMorgan Mid Cap Value Service Class	872	(4,484)	(3,612)	11,057	(11,661)	(604)
TA Morgan Stanley Capital Growth Service Class	18	(73,322)	(73,304)	237,724	(36,595)	201,129
TA PIMCO Total Return Service Class	36,186	(54,523)	(18,337)	11,760	(14,783)	(3,023)
TA Small/Mid Cap Value Service Class	1,733	(1,384)	349	-	(537)	(537)
TA T. Rowe Price Small Cap Service Class	179	(267)	(88)	656	(3,271)	(2,615)
TA TS&W International Equity Service Class	1,574	(264)	1,310	1,715	(3,895)	(2,180)
TA WMC US Growth Service Class	2,159	(12,224)	(10,065)	12,142	(3,153)	8,989

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	$1,008,735	$(1,012,363)	$(3,628)	$4,033	$(62,331)	$(58,298)
TA Aegon Sustainable Equity Income Service Class	278,617	(299,902)	(21,285)	904,153	(1,070,616)	(166,463)
TA Aegon U.S. Government Securities Service Class	40,765	(2,736)	38,029	30,897	(12,592)	18,305
TA BlackRock iShares Edge 40 Service Class	11,569	(6,729)	4,840	5,057	(8,024)	(2,967)
TA BlackRock Tactical Allocation Service Class	47,823	(15,832)	31,991	34,124	(146,423)	(112,299)
TA International Growth Service Class	14,901	(67,165)	(52,264)	920,439	(971,027)	(50,588)
TA Janus Mid-Cap Growth Service Class	10,418	(6,214)	4,204	61,143	(181,201)	(120,058)
TA JPMorgan Enhanced Index Service Class	5,172	(17,280)	(12,108)	893	(172,515)	(171,622)
TA JPMorgan Mid Cap Value Service Class	21,615	(105,226)	(83,611)	304,884	(321,398)	(16,514)
TA Morgan Stanley Capital Growth Service Class	195	(1,270,132)	(1,269,937)	2,355,038	(362,801)	1,992,237
TA PIMCO Total Return Service Class	453,243	(685,504)	(232,261)	141,830	(174,689)	(32,859)
TA Small/Mid Cap Value Service Class	36,159	(31,034)	5,125	-	(13,704)	(13,704)
TA T. Rowe Price Small Cap Service Class	5,112	(10,102)	(4,990)	21,847	(111,947)	(90,100)
TA TS&W International Equity Service Class	20,971	(3,518)	17,453	21,836	(49,680)	(27,844)
TA WMC US Growth Service Class	67,161	(478,605)	(411,444)	377,043	(93,055)	283,988

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Government Money Market V.I. Class I Shares
	12/31/2020	40,568	$8.81	to	$8.81	$357,214	0.28%	1.85%	to	1.85%	(1.50	) %	to	(1.50	) %
	12/31/2019	41,160	8.94	to	8.94	367,944	1.97	1.85	to	1.85	0.10		to	0.10
	12/31/2018	47,681	8.93	to	8.93	425,792	1.59	1.85	to	1.85	(0.27)		to	(0.27)
	12/31/2017	50,529	8.95	to	8.95	452,430	0.62	1.85	to	1.85	(1.19)		to	(1.19)
	12/31/2016	90,655	9.06	to	9.06	821,516	0.13	1.85	to	1.85	(1.70)		to	(1.70)

TA Aegon Sustainable Equity Income Service Class
	12/31/2020	95,906	20.78	to	20.78	1,993,252	2.90	1.85	to	1.85	(9.28)		to	(9.28)
	12/31/2019	96,829	22.91	to	22.91	2,218,360	2.20	1.85	to	1.85	21.31		to	21.31
	12/31/2018	104,561	18.89	to	18.89	1,974,722	1.76	1.85	to	1.85	(13.31)		to	(13.31)
	12/31/2017	116,380	21.79	to	21.79	2,535,518	2.17	1.85	to	1.85	14.01		to	14.01
	12/31/2016	127,374	19.11	to	19.11	2,434,116	1.90	1.85	to	1.85	12.50		to	12.50

TA Aegon U.S. Government Securities Service Class
	12/31/2020	58,940	11.68	to	11.68	688,707	1.43	1.85	to	1.85	6.67		to	6.67
	12/31/2019	55,691	10.95	to	10.95	610,040	1.76	1.85	to	1.85	4.40		to	4.40
	12/31/2018	54,035	10.49	to	10.49	566,951	2.39	1.85	to	1.85	(1.83)		to	(1.83)
	12/31/2017	62,272	10.69	to	10.69	665,553	3.14	1.85	to	1.85	0.49		to	0.49
	12/31/2016	66,175	10.64	to	10.64	703,829	0.46	1.85	to	1.85	(1.69)		to	(1.69)

TA BlackRock iShares Edge 40 Service Class
	12/31/2020	16,430	16.10	to	16.10	264,467	2.21	1.85	to	1.85	7.45		to	7.45
	12/31/2019	16,140	14.98	to	14.98	241,789	1.99	1.85	to	1.85	12.99		to	12.99
	12/31/2018	16,364	13.26	to	13.26	216,967	1.51	1.85	to	1.85	(6.19)		to	(6.19)
	12/31/2017	28,322	14.13	to	14.13	400,284	1.48	1.85	to	1.85	7.52		to	7.52
	12/31/2016	25,755	13.14	to	13.14	338,544	1.26	1.85	to	1.85	0.13		to	0.13

TA BlackRock Tactical Allocation Service Class
	12/31/2020	80,665	19.26	to	19.26	1,553,330	1.76	1.85	to	1.85	11.11		to	11.11
	12/31/2019	78,979	17.33	to	17.33	1,368,754	2.16	1.85	to	1.85	14.91		to	14.91
	12/31/2018	85,984	15.08	to	15.08	1,296,852	0.86	1.85	to	1.85	(6.18)		to	(6.18)
	12/31/2017	209,524	16.08	to	16.08	3,368,140	1.42	1.85	to	1.85	9.64		to	9.64
	12/31/2016	252,784	14.66	to	14.66	3,706,248	2.31	1.85	to	1.85	2.99		to	2.99

TA International Growth Service Class
	12/31/2020	67,602	19.37	to	19.37	1,309,314	2.10	1.85	to	1.85	18.37		to	18.37
	12/31/2019	70,860	16.36	to	16.36	1,159,384	1.38	1.85	to	1.85	25.07		to	25.07
	12/31/2018	74,320	13.08	to	13.08	972,271	0.90	1.85	to	1.85	(19.46)		to	(19.46)
	12/31/2017	80,191	16.24	to	16.24	1,302,602	1.13	1.85	to	1.85	24.66		to	24.66
	12/31/2016	89,372	13.03	to	13.03	1,164,513	1.30	1.85	to	1.85	(1.96)		to	(1.96)

TA Janus Mid-Cap Growth Service Class
	12/31/2020	9,489	32.25	to	32.25	306,050	0.04	1.85	to	1.85	16.75		to	16.75
	12/31/2019	9,348	27.62	to	27.62	258,233	-	1.85	to	1.85	33.83		to	33.83
	12/31/2018	14,283	20.64	to	20.64	294,820	-	1.85	to	1.85	(3.27)		to	(3.27)
	12/31/2017	15,156	21.34	to	21.34	323,426	-	1.85	to	1.85	26.39		to	26.39
	12/31/2016	19,569	16.88	to	16.88	330,425	-	1.85	to	1.85	(4.09)		to	(4.09)

TA JPMorgan Enhanced Index Service Class
	12/31/2020	53,545	35.04	to	35.04	1,876,395	1.26	1.85	to	1.85	17.66		to	17.66
	12/31/2019	53,850	29.78	to	29.78	1,603,815	0.94	1.85	to	1.85	28.29		to	28.29
	12/31/2018	60,465	23.21	to	23.21	1,403,678	0.93	1.85	to	1.85	(7.97)		to	(7.97)
	12/31/2017	25,062	25.23	to	25.23	632,210	0.40	1.85	to	1.85	18.61		to	18.61
	12/31/2016	21,888	21.27	to	21.27	465,511	0.17	1.85	to	1.85	9.09		to	9.09

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Mid Cap Value Service Class
12/31/2020	11,694	$28.41	to	$28.41	$332,196	0.97%	1.85%	to	1.85%	(0.82	) %	to	(0.82	) %
12/31/2019	15,306	28.64	to	28.64	438,385	1.17	1.85	to	1.85	23.69		to	23.69
12/31/2018	15,910	23.16	to	23.16	368,422	0.63	1.85	to	1.85	(13.72)		to	(13.72)
12/31/2017	16,699	26.84	to	26.84	448,148	0.61	1.85	to	1.85	11.12		to	11.12
12/31/2016	14,444	24.15	to	24.15	348,846	1.80	1.85	to	1.85	12.19		to	12.19

TA Morgan Stanley Capital Growth Service Class
12/31/2020	127,825	22.45	to	22.45	2,869,694	-	1.85	to	1.85	113.31		to	113.31
12/31/2019(1)	201,129	10.52	to	10.52	2,116,770	-	1.85	to	1.85	-		to	-

TA PIMCO Total Return Service Class
12/31/2020	209,027	12.84	to	12.84	2,684,005	4.10	1.85	to	1.85	5.44		to	5.44
12/31/2019	227,364	12.18	to	12.18	2,768,919	2.27	1.85	to	1.85	6.23		to	6.23
12/31/2018	230,387	11.46	to	11.46	2,641,080	2.06	1.85	to	1.85	(2.84)		to	(2.84)
12/31/2017	359,883	11.80	to	11.80	4,246,309	-	1.85	to	1.85	2.73		to	2.73
12/31/2016	365,796	11.49	to	11.49	4,201,290	2.15	1.85	to	1.85	0.60		to	0.60

TA Small/Mid Cap Value Service Class
12/31/2020	15,114	28.28	to	28.28	427,474	1.02	1.85	to	1.85	1.84		to	1.84
12/31/2019	14,765	27.77	to	27.77	410,050	0.75	1.85	to	1.85	22.65		to	22.65
12/31/2018	15,302	22.64	to	22.64	346,488	0.53	1.85	to	1.85	(13.27)		to	(13.27)
12/31/2017	23,085	26.11	to	26.11	602,680	0.97	1.85	to	1.85	13.15		to	13.15
12/31/2016	23,905	23.07	to	23.07	551,540	0.53	1.85	to	1.85	18.60		to	18.60

TA T. Rowe Price Small Cap Service Class
12/31/2020	6,961	45.82	to	45.82	318,974	-	1.85	to	1.85	21.04		to	21.04
12/31/2019	7,049	37.86	to	37.86	266,847	-	1.85	to	1.85	29.96		to	29.96
12/31/2018	9,664	29.13	to	29.13	281,499	-	1.85	to	1.85	(8.99)		to	(8.99)
12/31/2017	10,001	32.01	to	32.01	320,090	-	1.85	to	1.85	19.79		to	19.79
12/31/2016	14,979	26.72	to	26.72	400,207	-	1.85	to	1.85	8.97		to	8.97

TA TS&W International Equity Service Class
12/31/2020	21,318	14.84	to	14.84	316,396	3.03	1.85	to	1.85	4.25		to	4.25
12/31/2019	20,008	14.24	to	14.24	284,835	1.16	1.85	to	1.85	18.52		to	18.52
12/31/2018	22,188	12.01	to	12.01	266,492	2.09	1.85	to	1.85	(17.25)		to	(17.25)
12/31/2017	23,216	14.51	to	14.51	336,978	1.86	1.85	to	1.85	20.42		to	20.42
12/31/2016	26,898	12.05	to	12.05	324,223	2.52	1.85	to	1.85	(1.08)		to	(1.08)

TA WMC US Growth Service Class
12/31/2020	15,511	44.98	to	44.98	697,730	-	1.85	to	1.85	34.43		to	34.43
12/31/2019	25,576	33.46	to	33.46	855,823	-	1.85	to	1.85	37.12		to	37.12
12/31/2018	16,587	24.40	to	24.40	404,780	0.27	1.85	to	1.85	(1.88)		to	(1.88)
12/31/2017	16,760	24.87	to	24.87	416,825	0.19	1.85	to	1.85	26.51		to	26.51
12/31/2016	20,861	19.66	to	19.66	410,109	0.17	1.85	to	1.85	0.67		to	0.67

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.